Summary of significant accounting policies - Business combinations and goodwill - Contingencies (Details) (Imported) - Lightmap Ltd $ in Thousands	3 Months Ended
Mar. 31, 2022 USD ($)
Acquisition of subsidiaries
Liability in relation to corporate income tax risks	$ 925
Liability in relation to indirect taxes	1,381
Contingent liability in relation to corporate income tax	$ 737
Maximum percentage of probability of outflow of recourses	50.00%